Summary of Significant Accounting Policies Prior Period Revisions (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	$ 109	$ 78	$ 73	$ 79	$ 87	$ 85	$ 80	$ 100	$ 339	$ 352	$ 371
Provision for (benefit from) income taxes	4	$ 5	0	9	(17)	198	29	$ 23	18	233	(49)
Assets	12,188				10,998				12,188	10,998	12,612
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses			8
Provision for (benefit from) income taxes			$ 3
Cash equivalents in certificates of deposit and commercial paper					165					165
Other
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses									1	7
Assets	4,119				555				4,119	555	611
Other | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets				1,832	555	705	1,058			555	611
Consumer Segment | Operating Segments | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets				5,070	4,462	4,651	4,406			4,462	4,200
Residential Portfolio Segment [Member] | Operating Segments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses									(2)	128	255
Assets	$ 711				3,665				$ 711	3,665	8,487
Residential Portfolio Segment [Member] | Operating Segments | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets				$ 3,613	$ 3,666	$ 3,720	$ 6,561			$ 3,666	$ 8,512